INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net (Income) Loss - book					$ 5,761,061
Loss on disposal of fixed assets					(97,555)
Change in warrant liability	$ (104,000)	$ 3,500	$ 747,000	$ 182,000	(993,000)	$ 1,782,000
Change in derivative					(2,090,500)
Debt discount amortization	$ (211,250)	$ (196,216)	$ (427,636)	$ (678,450)	(1,089,902)	$ (2,303,973)
Estimate loss - tax basis					$ 1,490,104